Pension Plans-Future Benefit Payments (Detail) $ in Millions	Dec. 27, 2014 USD ($)
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, 2015	$ 401
Expected future benefit payments, 2016	407
Expected future benefit payments, 2017	418
Expected future benefit payments, 2018	426
Expected future benefit payments, 2019	434
Expected future benefit payments, 2020-2024	2,268
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, 2015	66
Expected future benefit payments, 2016	66
Expected future benefit payments, 2017	66
Expected future benefit payments, 2018	66
Expected future benefit payments, 2019	67
Expected future benefit payments, 2020-2024	$ 355